SHARE-BASED AWARDS AND OPTIONS - Schedule of Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Outstanding at beginning of period (in shares)	778	921	921	1,139	1,172
Replacement Awards (in shares)				142
Granted (in shares)	208		168	233	154
Forfeited (in shares)	(17)		(77)	(297)	(89)
Exercised (in shares)	(19)		(234)	(296)	(98)
Outstanding at end of period (in shares)	950		778	921	1,139	1,172
Options vested and exercisable (in shares)	605		521
Weighted-Average Exercise Price
Outstanding at beginning of period (in USD per share)	$ 112.91	$ 99.54	$ 99.54	$ 111.75	$ 107.44
Replacement Awards (in USD per share)				98.44
Granted (in USD per share)	105.28		127.99	110.83	136.02
Forfeited (in USD per share)	111.74		150.55	155.35	147.65
Exercised (in USD per share)	54.37		59.16	89.08	65.69
Outstanding at end of period (in USD per share)	112.35		112.91	$ 99.54	$ 111.75	$ 107.44
Weighted Average Exercise Price of options vested and exercisable (in USD per share)	$ 112.97		$ 110.07
Weighted-Average Remaining Contractual Term
Outstanding	6 years 3 months 18 days		5 years 6 months	5 years	5 years 4 months 24 days	5 years 9 months 18 days
Options vested and exercisable	4 years 6 months		4 years
Aggregate Intrinsic Value
Outstanding	$ 4.5		$ 9.0	$ 32.1	$ 17.3	$ 47.4
Exercised	0.8	$ 13.6	16.0	$ 9.4	$ 5.5
Options vested and exercisable	$ 4.5		$ 7.9